Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2024
Registrant Name	dei_EntityRegistrantName	Prudential Investment Portfolios 12
CIK	dei_EntityCentralIndexKey	0001051562
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 29, 2024
Document Effective Date	dei_DocumentEffectiveDate	May 30, 2024
Prospectus Date	rr_ProspectusDate	May 30, 2024
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
PGIM Short Duration Muni Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PDSAX
PGIM Short Duration Muni Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PDSCX
PGIM Short Duration Muni Fund | Z
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PDSZX
PGIM Short Duration Muni Fund | R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PDSQX
PGIM US Real Estate Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PJEAX
PGIM US Real Estate Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PJECX
PGIM US Real Estate Fund | Z
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PJEZX
PGIM US Real Estate Fund | R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PJEQX